Aug. 17, 2016
Sprott Buzz Social Media Insights ETF

ALPS ETF TRUST

Sprott BUZZ Social Media Insights ETF (NYSE Arca: BUZ)

(the “Fund”)

SUPPLEMENT DATED AUGUST 17, 2016

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED APRIL 19, 2016

Effective August 18, 2016, the second and third paragraphs of the “Principal Investment Strategies” section of Fund’s prospectus and summary prospectus are hereby replaced with the following:

The Underlying Index is compiled by the Index Provider. In order to be eligible for inclusion in the Underlying Index’s Index Universe, a company’s stock must be traded on one or more major U.S. exchanges, have a minimum market capitalization of at least $5 billion, and have a 3 month minimum average daily trading volume of $1 million.  All equity securities meeting the above criteria and satisfying the minimum number of mentions requirement are selected for inclusion in the Index Universe.  Mentions are defined as investment related posts from relevant online sources which may include news articles, blog posts, social media or other online discussion forums which are classified as relevant for analysis. The minimum number of mentions requirement threshold is based on a proprietary scoring methodology and incorporates a review of a rolling four quarters of data within the analysis. The Index Universe is ranked in descending order based on each company’s insight score as determined by the Index Provider. The Index Provider then selects the 75 companies with the highest positive insight scores for inclusion in the Underlying Index and weights the 75 constituent common stocks of the Underlying Index based on a proprietary scoring model. In calculating a security’s positive or negative “insight score”, the Index Provider’s methodology also takes into account the historic reliability and accuracy of the users that mention the security. The Index Provider weights the 75 constituent common stocks of the Underlying Index based on a proprietary scoring model.

The Underlying Index is reconstituted and rebalanced after the close of the third Thursday of each month. The Underlying Index employs a modified proprietary weighting methodology such that each constituent comprises no more than 3% of the weight of the Underlying Index as of each rebalance.